Share-Based Compensation (Narrative) (Details) $ / shares in Units, $ in Thousands										1 Months Ended
	Nov. 19, 2025 shares $ / shares	Aug. 13, 2025 shares $ / shares	Feb. 11, 2025 shares $ / shares	Feb. 26, 2024 shares $ / shares	Nov. 20, 2023 USD ($) shares $ / shares	Aug. 15, 2023 USD ($) shares $ / shares	May 31, 2023 USD ($) shares	Apr. 03, 2023 USD ($) shares $ / shares	Feb. 15, 2023 USD ($) shares $ / shares	Dec. 31, 2024 USD ($)	Mar. 31, 2014	Dec. 31, 2025 USD ($) shares	Dec. 31, 2023 USD ($)
2014 Share Incentive Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement							1,000,000
Employees and directors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares available for future grant												134,670
Fair value of options granted | $										$ 3,953		$ 2,964	$ 2,320
Employees and directors [Member] | Restricted Shares Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares available for future grant												1,290,149
Employees and directors [Member] | Restricted Shares Unit [Member] | 2014 Equity Incentive Plan (the "2014 Plan") [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercisable period										10 years	5-10 years
Description of vesting requirements for share-based payment arrangement										1-4 years	1-4 years
Directors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercisable period							five years
Description of vesting requirements for share-based payment arrangement						1 year		1-4 years
Options granted, exercise price | $ / shares								$ 11.91
Expense from share-based payment transitions | $							$ 146
Directors [Member] | 2014 Share Incentive Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement	2,200					7,200		160,400	130,600
Options granted, exercise price | $ / shares						$ 9.63		$ 11.89
Fair value of options | $						$ 42		$ 884
Directors [Member] | 2014 Share Incentive Plan [Member] | Restricted Shares Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement									9,100
Employees [Member] | 2014 Share Incentive Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement		1 to 4 years
Number of other equity instruments granted in share-based payment arrangement		2,800
Options granted, exercise price | $ / shares		$ 19.59
Employees, Officers and Board Members [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement									1-4 years
Employees, Officers and Board Members [Member] | 2014 Share Incentive Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement	1 to 4 years
Number of other equity instruments granted in share-based payment arrangement				316,165
Options granted, exercise price | $ / shares	$ 18.39			$ 12.73					$ 13.32
Fair value of options | $									$ 1,012
Employees, Officers and Board Members [Member] | 2014 Share Incentive Plan [Member] | Restricted Shares Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement				1-4 years
Number of other equity instruments granted in share-based payment arrangement				30,481
Fair value of options | $									$ 117
Officer And Consultant Member
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted, exercise price | $ / shares					$ 8.13
Officer And Consultant Member | 2014 Share Incentive Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement					1-4 years
Number of other equity instruments granted in share-based payment arrangement					48,750
Options granted, exercise price | $ / shares					$ 8.78
Fair value of options | $					$ 265
Employees, Officers, Consultants [Member] | 2014 Share Incentive Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement			1 to 4 years
Number of other equity instruments granted in share-based payment arrangement			242,550
Options granted, exercise price | $ / shares			$ 18.54
Employees, Officers, Consultants [Member] | 2014 Share Incentive Plan [Member] | Restricted Shares Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement			21,950